Note 22 - Disclosures About Fair Value of Financial Instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss, Ending Balance	$ 39,813	$ 39,632	$ 38,539	$ 28,726
Impaired Financing Receivable, Related Allowance		$ 0
Investment Securites, Transfers Between Levels 1, 2 Or 3	0
Collateral Pledged [Member]
Financing Receivable, Allowance for Credit Loss, Ending Balance	$ 0